FINANCIAL INSTRUMENTS, FAIR VALUES AND RISK MANAGEMENT - Disclosure of net asset amounts (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current:
Risk management contract assets	$ 19,293	$ 289
Risk management contract liabilities	(7,286)	(23,344)
Long-term:
Risk management contract liabilities	0	(3,050)
Net asset (liability)	12,007	(26,105)
Gross Assets (Liabilities) [Member]
Current:
Risk management contract assets	28,356	289
Risk management contract liabilities	(16,349)	(23,344)
Long-term:
Risk management contract liabilities		(3,050)
Net asset (liability)	12,007	(26,105)
Amount Offset Assets (Liabilities) [Member]
Current:
Risk management contract assets	(9,063)	0
Risk management contract liabilities	(9,063)	0
Long-term:
Risk management contract liabilities		0
Net asset (liability)	$ 0	$ 0